Investments and Advances to Equity Method Investments (Details) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Nov. 02, 2023
Investments and Advances to Equity Method Investments [Line Items]
Redemption amount		$ 30,000,000		$ 30,000,000		$ 30,000,000
Percentage of preferred return				9.00%
Recognized net income		(1,700,000)		$ (100,000)
Less adjustments		(100,000)		4,200,000
Accretion of preference dividend and fees		1,600,000		4,300,000
Dividend fees		700,000		1,800,000
Accretion fee		100,000
Amortization		800,000		$ 2,500,000
Equity method investment ratio				100.00%
Gain on deconsolidation			$ 27,402,000		$ 27,402,000	27,402,000
Other-than-temporary impairment charge						$ 14,100,000	$ 0
Percentage of losses on equity method investment						100.00%
Falcon’s Creative Group [Member]
Investments and Advances to Equity Method Investments [Line Items]
Investment	$ 39,100,000					$ 39,100,000
Redemption amount		$ 30,000,000		$ 30,000,000		$ 30,000,000
Percenatage of investment		9.00%		9.00%		9.00%		9.00%	9.00%
Percentage of net income				100.00%
Purchase price						$ 30,000,000
Retained investment						39,100,000
Gain on deconsolidation						$ 27,400,000
PDP [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of profits and losses		50.00%		50.00%		50.00%		50.00%	50.00%
Sierra Parima [Member]
Investments and Advances to Equity Method Investments [Line Items]
Investment				$ 0		$ 0
Percentage of profits and losses		50.00%		50.00%		50.00%		50.00%	50.00%
Advanced amount						$ 33,800,000
Fixed asset impairment						46,700,000
Karnival [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of interest										50.00%
Non-interest-bearing advances		$ 9,000,000		$ 9,000,000		9,000,000		$ 69.7	$ 69.7
Defined Benefit Plan, Funded Plan [Member] | Karnival [Member]
Investments and Advances to Equity Method Investments [Line Items]
Capital commitment amount		6,600,000		6,600,000		6,600,000		51.0	51.0
Defined Benefit Plan, Unfunded Plan [Member] | Karnival [Member]
Investments and Advances to Equity Method Investments [Line Items]
Capital commitment amount		$ 2,400,000		$ 2,400,000		$ 2,400,000		$ 18.7	$ 18.7
PDP [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of voting rights		50.00%		50.00%		50.00%		50.00%	50.00%
Sierra Parima [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of voting rights		50.00%		50.00%		50.00%		50.00%	50.00%
Other-than-temporary impairment charge						$ 14,100,000
Minimum [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of stockholders equity note stock split				25.00%
Maximum [Member]
Investments and Advances to Equity Method Investments [Line Items]
Percentage of stockholders equity note stock split				75.00%